Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Jul. 31, 2025 USD ($) shares	Jul. 08, 2025 $ / shares shares	Jul. 31, 2025 $ / shares shares	Apr. 17, 2025 $ / shares	Jul. 31, 2025 $ / shares
Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member]
Subsequent Event [Line Items]
RSU granted fair value per share | $ / shares				$ 2.05
Subsequent events [Member] | Restricted share units [Member]
Subsequent Event [Line Items]
Number of common shares issued			1,175,441
Subsequent events [Member] | Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member]
Subsequent Event [Line Items]
Number of RSU granted		2,809,000
RSU granted fair value per share | $ / shares		$ 3.03
Subsequent events [Member] | October 2024 ATM Equity Program [Member]
Subsequent Event [Line Items]
Number of common shares issued	24,099,854
Proceeds from common shares | $	$ 52.9
Sale of stock, average price per share | (per share)			$ 3		$ 2.19
Cash commission | $	$ 1.4